Subsequent events	12 Months Ended
Dec. 31, 2015
Subsequent events [Abstract]
Subsequent events
27.	Subsequent events

The Group has performed an evaluation of subsequent events through the date of this report, which is the date the financial statements were issued, with no other material events or transactions needing recognition or disclosure found.